Millennium
                                RHIM Funds, Inc.


ANNUAL REPORT
JUNE 30, 1999

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                                 JUNE 30, 1999

Dear Fellow Shareholder:

Indeed, it has always been said that the Chinese curse of "May you live in interesting times" seems to be appropriate for current market conditions. The second quarter was marked by persistent volatility. According to the Hewitt Investment Group, 41% of the quarter's trading days resulted in change of at least 1% in the S&P 500 Index. The majority of volatility was based on wild emotional swings related to the Consumer Price Index ("CPI") and speculations as to the direction of the Federal Open Market Committee ("FOMC") and their adoption of a tightening bias.

Although large capitalization stocks, as measured by the S&P 500 Index, fell by 2.4% in May, many of the technology and Internet-related issues fell by as much as 30-40% or more in some cases.

During the month of June, overall market sentiment improved as subsequent CPI data indicated an almost nonexistent core inflation and the possibility of neutral to positive bias on the interest rates by the FOMC. Large capitalization growth companies began to reassert themselves and regained some of the ground lost earlier in the quarter.

INVESTMENT OUTLOOK
Although we do expect market volatility to persist and short-term setbacks to occur, we remain very positive for the remainder of 1999. The current macro-economic trends, such as productivity enhancements, Federal budget surpluses, and possibility of a government debt paydown, Asian economic recovery and the revolution of Internet all bodes well for favorable equity returns.

We will continually reassess our investment themes and work diligently to identify opportunities and invest with prudence and vigilance.

We hope you will keep the Millennium Funds as part of your long-term investment strategy.

Sincerely,



/S/ ROBERT A. DOWLETT
---------------------
Robert A. Dowlett
Portfolio Manager

           COMPARISON OF CHANGES IN VALUE OF $10,000 SINCE INCEPTION


MILLENNIUM GROWTH FUND                                 S & P 500 INDEX
----------------------                                 ---------------

BEGINNING INVESTMENT = $10,000.00              BEGINNING INVESTMENT = $10,000.00
BEGINNING PRICE      =     $10.00              BEGINNING PRICE      =     936.59

BEGINNING SHARES     =  1,000.000              BEGINNING SHARES    =    10.6770
12/23/98 EX DATE
     2.72 @ 14.20       1,191.549

MONTH               ENDING $                 MONTH          ENDING $
                    AMOUNT                                  AMOUNT
-----               ---------                 -----          --------

Jun-99              $10,000.00               Jun-99              $10,000.00
Jul-97    10.24     $10,240.00               Jul-97    954.29    $10,188.98
Aug-97     9.80     $ 9,800.00               Aug-97    899.47    $ 9,603.67
Sep-97    10.04     $10,040.00               Sep-97    947.28    $10,114.14
Oct-97     9.36     $ 9,360.00               Oct-97    914.62    $ 9,765.43
Nov-97     9.41     $ 9,410.00               Nov-97    955.40    $10,200.83
Dec-97     8.94     $ 8,940.00               Dec-97    970.43    $10,361.31
Jan-98     9.30     $ 9,300.00               Jan-98    980.28    $10,466.48
Feb-98    10.59     $10,590.00               Feb-98  1,049.34    $11,203.84
Mar-98    10.73     $10,730.00               Mar-98  1,101.75    $11,763.42
Apr-98    11.31     $11,310.00               Apr-98  1,111.75    $11,670.19
May-98    10.77     $10,770.00               May-98  1,090.82    $11,646.72
Jun-98    11.78     $11,780.00               Jun-98  1,133.84    $12,106.04
Jul-98    11.99     $11,990.00               Jul-98  1,120.67    $11,965.43
Aug-98     9.30     $ 9,300.00               Aug-98    957.28    $10,220.91
Sep-98    10.59     $10,590.00               Sep-98  1,017.01    $10,858.65
Oct-98    11.77     $11,770.00               Oct-98  1,098.67    $11,730.53
Nov-98    12.34     $12,340.00               Nov-98  1,163.63    $12,424.11
Dec-98    13.77     $16,407.63               Dec-98  1,229.23    $13,124.53
Jan-99    15.76     $18,778.81               Jan-99  1,279.64    $13,662.76
Feb-99    14.18     $16,896.16               Feb-99  1,238.33    $13,221.69
Mar-99    16.16     $19,255.43               Mar-99  1,286.37    $13,734.61
Apr-99    17.16     $20,446.98               Apr-99  1,335.18    $14,255.76
May-99    14.80     $17,634.93               May-99  1,301.84    $13,899.79
Jun-99    16.41     $19,553.32               Jun-99  1,372.71    $14,656.79




MILLENNIUM GROWTH & INCOME FUND                        S & P 500 INDEX
-------------------------------                        ---------------

BEGINNING INVESTMENT = $10,000.00              BEGINNING INVESTMENT = $10,000.00
BEGINNING PRICE      =     $10.00              BEGINNING PRICE      =   1,133.20

BEGINNING SHARES     =  1,000.000              BEGINNING SHARES    =      8.825
12/23/98 EX DATE
      .23 @ 12.77       1,018.011

MONTH               ENDING $                 MONTH          ENDING $
                    AMOUNT                                  AMOUNT
-----               ---------                 -----          --------

Jun-98    10.00     $10,000.00               Jun-98  1,133.84    $11,005.65
Jul-98    10.04     $10,040.00               Jul-98  1,120.67    $ 9,889.43
Aug-98     8.60     $ 8,600.00               Aug-98    957.28    $ 8,447.58
Sep-98     9.36     $ 9,360.00               Sep-98  1,017.01    $ 8,974.67
Oct-98     9.89     $ 9,890.00               Oct-98  1,098.67    $ 9,695.29
Nov-98    11.18     $11,180.00               Nov-98  1,163.63    $10,268.53
Dec-98    12.41     $12,633.52               Dec-98  1,229.23    $10,847.42
Jan-99    14.15     $14,404.86               Jan-99  1,279.64    $11,292.27
Feb-99    12.87     $13,101.80               Feb-99  1,238.33    $10,927.73
Mar-99    14.27     $14,527.02               Mar-99  1,286.37    $11,351.66
Apr-99    14.57     $14,832.42               Apr-99  1,335.18    $11,782.39
May-99    12.85     $13,081.44               May-99  1,301.84    $11,488.18
Jun-99    13.83     $14,079.09               Jun-99  1,372.71    $12,113.67

                          AVERAGE ANNUAL TOTAL RETURN

                                MILLENNIUM GROWTH     MILLENNIUM GROWTH & INCOME
--------------------------------------------------------------------------------

1 Year                             65.99%                   40.79%

Since Inception                    40.89%                   40.27%

            Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999

    SHARES                                                          MARKET VALUE
    ------                                                          ------------

 COMMON STOCKS - 95.97%
 ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 10.92%
    2,000         +Conexant Systems Inc. .....................         $ 116,063
   10,000         +Galileo Technology Ltd. ...................           453,750
    6,000         +PMC Sierra ................................           353,812
                                                                      ----------
                                                                         923,625
                                                                      ----------
FINANCE - 7.63%
    7,000         +E*Trade Group Inc. ........................           279,344
    6,000         +Knight/Trimark Group Inc - A ..............           365,813
                                                                      ----------
                                                                         645,157
                                                                      ----------
INTERNET ACCESS - 3.03%
   10,000         +High Speed Access Corp. ...................           256,250
                                                                      ----------

INTERNET CONTENT - 15.93%
    6,043         +At Home Corp. Ser A .......................           326,107
    2,500         +Broadcast.Com Inc. ........................           334,063
    3,993         +YAHOO! Inc. ...............................           687,690
                                                                      ----------
                                                                       1,347,860
                                                                      ----------
INTERNET SOFTWARE - 27.33%
   10,000         +Abovenet Communication ....................           403,437
    4,000         +America Online Inc. .......................           442,000
   10,000         +Cais Internet Inc. ........................           184,062
    8,500         +Concentric Network Corp. ..................           337,609
    5,000         +Exodus Communications Inc. ................           599,844
    5,000         +Realnetworks Inc. .........................           344,531
                                                                      ----------
                                                                       2,311,483
                                                                      ----------
LASER SYSTEMS/COMPONENTS - 9.82%
    5,000         +Uniphase Corp. ............................           830,625
                                                                      ----------
MEDICAL - DRUGS - 2.59%
    2,000          Pfizer Inc. ................................          219,500
                                                                      ----------
NETWORKING PRODUCTS - 6.09%
    8,000         +Cisco Systems Inc. ........................           515,250
                                                                      ----------
RETAIL - INTERNET - 0.54
    3,000         +Rowecom Inc. ..............................            45,375
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 3.31%
    5,000         +Viatel Inc. ...............................           280,000
                                                                      ----------



                                      -3-



                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999

    SHARES                                                          MARKET VALUE
    ------                                                          ------------

TELECOMMUNICATIONS EQUIPMENT - 8.78%
    3,000          Lucent Technologies .......................        $  202,313
    8,000         +Tellabs Inc. ..............................           540,750
                                                                      ----------
                                                                         743,063
                                                                      ----------

                   TOTAL COMMON STOCKS
                   (Cost $6,970,363) .........................         8,118,188

                   Total Investments at Market
                   (Cost $6,970,363)                    95.97%         8,118,188

                   Other Assets less Liabilities         4.03%           340,569
                                                       -------------------------
                   Total Net Assets                    100.00%        $8,458,757
                                                       =========================


(1) Federal Tax Information: At June 30, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of $7,257,170 was as follows:

   Aggregate gross unrealized apprecation for all investments
           for which there was an excess of value over cost ..        $ 997,184
   Aggregate gross unrealized deprecation for all investments
           for which there was an excess of cost over value ..         (136,166)
                                                                      ---------
                   Net unrealized appreciation ...............        $ 861,018
                                                                      =========


+ Denotes non-income producing security








The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                              GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 1999

    SHARES                                                          MARKET VALUE
    ------                                                          ------------

COMMON STOCKS - 89.18%
AEROSPACE/DEFENSE - 3.27%
    4,000           United Technologies Corp. ................        $  286,750
                                                                      ----------

BROADCAST SERVICING - 0.71%
    3,500         +4 Kids Entertainment ......................            62,125
                                                                      ----------
DIVERSIFIED MANUFACTURING - 6.46%
    2,500          General Electric Co. ......................           282,500
    3,000          Tyco International Ltd. ...................           284,250
                                                                      ----------
                                                                         566,750
                                                                      ----------
ELECTRONIC COMPONENTS-SEMI CONDUCTORS - 5.27%
    5,000         +Galileo Technology Ltd. ...................           226,875
    4,000         +PMC-Sierra, Inc. ..........................           235,875
                                                                      ----------
                                                                         462,750
                                                                      ----------
FIBER OPTICS - 2.93%
    8,500         +Ciena Corp. ...............................           257,656
                                                                      ----------
FINANCE - 7.89%
    3,000         +E*Trade Group Inc. ........................           119,719
    4,000         +Knight/Trimark Inc.-A .....................           243,875
    3,000           Schwab (Charles) Corp. ...................           329,625
                                                                      ----------
                                                                         693,219
                                                                      ----------

INTERNET ACCESS - 2.92%
   10,000         +High Speed Access Corp. ...................          256,250
                                                                      ----------


INTERNET CONTENT  - 2.46
    4,000         +At Home Corp. .............................           215,875
                                                                      ----------

INTERNET SOFTWARE - 7.58%
    4,000         +America Online, Inc. ......................           442,000
    4,200         +Covad Communications Group ................           223,781
                                                                      ----------
                                                                         665,781
                                                                      ----------
MEDICAL INSTRUMENTS - 2.35%
    4,700         +Boston Scientific Corp. ...................           206,506
                                                                      ----------

MEDICAL - BIOMEDICAL/GENE - 4.40%
    6,000         +Biogen, Inc. ..............................           386,062
                                                                      ----------

MEDICAL - DRUGS - 6.39%
    2,400          Merck & Co. Inc. ..........................           177,600
    1,600          Pfizer Inc. ...............................           175,600
    3,000          Warner-Lambert Co. ........................           208,125
                                                                      ----------
                                                                         561,325
                                                                      ----------



                                      -5-

                           MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                              GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999

    SHARES                                                          MARKET VALUE
    ------                                                          ------------

NETWORKING PRODUCTS - 4.25%
    5,800         +Cisco Systems, Inc. .......................        $  373,556
                                                                      ----------

PAPER & RELATED PRODUCTS - 3.24%
    6,000          Georgia-Pac ...............................           284,250
                                                                      ----------

RETAIL DISCOUNT - 3.28%
    3,600         +Costco Companies Inc. .....................           288,112
                                                                      ----------

SATELLITE TELECOMMUNICATIONS - 1.21%
    5,000         +ICG Communications Inc. ...................           106,406
                                                                      ----------

TELECOMMUNICATIONS EQUIPMENT - 14.51%
    3,000          Lucent Technologies Inc. ..................           202,313
    5,800          Nokia Spon ADR ............................           531,063
    8,000         +Tellabs Inc. ..............................           540,750
                                                                      ----------
                                                                       1,274,126
                                                                      ----------

TELEPHONE LONG DISTANCE - 8.35%
    3,500          AT&T Corporation ..........................           195,344
    3,000         +MCI Worldcom Inc. .........................           258,094
    5,000         +Viatel Inc. ...............................           280,000
                                                                      ----------
                                                                         733,438
                                                                      ----------
TELEPHONE-INTEGRATED - 1.71%
    5,000         +Intermedia Communications .................           149,844
                                                                      ----------

                   TOTAL COMMON STOCKS
                           (Cost $7,087,677) .................         7,830,781
                                                                      ----------

                   Total Investments at Market
                           (Cost $7,087,677)        89.18%             7,830,781

                   Other Assets less Liabilities    10.82%               950,581
                                                   -----------------------------
                   Total Net Assets                100.00%            $8,781,362
                                                   =============================

(1) Federal Tax Information: At June 30, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of $6,745,968 was as follows:

     Aggregate gross unrealized apprecation for all investments
       for which there was an excess of value over cost ......       $1,351,031
     Aggregate gross unrealized deprecation for all investments
        for which there was an excess of cost over value .....        ($266,218)
                                                                     ----------
     Net unrealized appreciation .............................       $1,084,813
                                                                     ==========

+ Denotes non-income producing security

The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999

                                                                            GROWTH &
                                                                 GROWTH      INCOME
                                                                 ------      ------
ASSETS:
Investments in securities, at value
        (cost $6,970,363 and $7,087,677
        respectively) (Note 2) ...........................   $8,118,188   $7,830,781
Cash .....................................................    1,312,015    1,166,451
Receivable for fund shares sold ..........................          676            0
Interest & dividends .....................................            0        1,493
Due from investment adviser (Note 4) .....................        3,885            0
Other assets .............................................       36,321       49,212
                                                             ----------   ----------
        Total Assets .....................................    9,471,085    9,047,937
                                                             ----------   ----------

LIABILITIES:
Payables:
Fund shares redeemed .....................................   $  106,665   $        0
Securities purchased .....................................      886,702      256,250
Advisory fees (Note 4) ...................................            0        1,417
Other liabilities ........................................       18,961        8,908
                                                             ----------   ----------
        Total Liabilities ................................    1,012,328      266,575
                                                             ----------   ----------

        Net Assets .......................................   $8,458,757   $8,781,362
                                                             ==========   ==========

NET ASSETS CONSIST OF:
        Additional paid in capital .......................   $4,504,961   $5,667,726
        Accumulated net realized gain from
          investment transactions ........................    2,805,971    2,370,532
        Net unrealized appreciation on
          investments ....................................    1,147,825      743,104
                                                             ----------   ----------
        Net Assets .......................................   $8,458,757   $8,781,362
                                                             ==========   ==========

Net asset value and redemption
        price per share
        ($8,458,757/515,600 and $8,781,362/634,896
        shares of capital stock outstanding, respectively)
        (Note 5) .........................................   $    16.41   $    13.83
                                                             ==========   ==========


The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999


                                                                           GROWTH &
                                                             GROWTH         INCOME
                                                             ------         ------
INVESTMENT INCOME:
Dividend ..............................................   $     1,153    $    25,671
Interest ..............................................        37,394         48,988
                                                          -----------    -----------
                                                               38,547         74,659
Expenses:
Advisory fee ..........................................        61,253         72,146
Administration fee ....................................        26,287         25,502
Audit fee .............................................        26,583         20,300
Shareholder reporting fee .............................         1,142          7,158
Amortization of organizational costs ..................         7,451          8,520
Custody fee ...........................................         9,279         10,239
Trustee fee ...........................................         1,933          1,850
Legal fee .............................................        23,713          4,541
Insurance .............................................         2,835            705
Registration ..........................................        18,619         14,440
Interest ....... ......................................        33,210              0
Other .................................................        10,901          5,457
                                                          -----------    -----------
     Total expenses ...................................       223,206        170,858
                                                          -----------    -----------

     Reimbursed expenses (Note 4) .....................      (129,715)       (60,726)
                                                          -----------    -----------

     Net investment loss ..............................       (54,944)       (35,473)
                                                          -----------    -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
(Note 2)
Net realized gain from investment
        transactions ..................................     4,715,622      1,962,686
Net change in unrealized appreciation (depreciation) of
        investments ...................................      (933,366)       743,104
                                                          -----------    -----------
Net realized and unrealized gain
        on investments ................................     3,782,256      2,705,790
                                                          -----------    -----------
Net increase in net assets resulting
        from operations ...............................   $ 3,727,312    $ 2,670,317
                                                          ===========    ===========



The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                                  GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                        FOR THE YEAR  FOR THE PERIOD
                                                            ENDED          ENDED
                                                       JUNE 30, 1999  JUNE 30, 1998*
                                                       -------------  --------------


Net investment loss .................................   $   (54,944)   $   (59,794)
Net realized gain (loss) from investment transactions     4,715,622       (668,794)
Net change in unrealized appreciation (depreciation)
    of investments ..................................      (933,366)     2,081,191
                                                        -----------    -----------
Net increase in net assets resulting from operations      3,727,312      1,352,603

Distributions from net realized gain on investments .    (1,185,913)             0

Net capital share transactions (Note 5) .............    (3,951,372)     8,516,127
                                                        -----------    -----------

Net increase (decrease) in net assets ...............    (1,409,973)     9,868,730

NET ASSETS:
Beginning of year ...................................     9,868,730              0
                                                        -----------    -----------

End of year .........................................   $ 8,458,757    $ 9,868,730
                                                        ===========    ===========


* Commencement of operations was July 16, 1997.








The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                      FOR THE YEAR   FOR THE PERIOD
                                                          ENDED          ENDED
                                                     JUNE 30, 1999   JUNE 30, 1998**
                                                     -------------   ---------------

Net investment loss ................................   $   (35,473)   $        (3)
Net realized gain from investment transactions .....     1,962,686              0
Net change in unrealized appreciation of investments       743,104              0
                                                       -----------    -----------
Net increase (decrease) in net assets resulting
        from operations ............................     2,670,317             (3)

Distributions from net realized gains on investments      (154,495)             0

Net capital share transactions (Note 5) ............     5,093,875      1,171,668
                                                       -----------    -----------

Net increase in net assets .........................     7,609,697      1,171,665

NET ASSETS:
Beginning of year ..................................     1,171,665              0
                                                       -----------    -----------

End of year ........................................   $ 8,781,362    $ 1,171,665
                                                       ===========    ===========



** Commencement of operations was June 26, 1998.







The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                       FOR THE YEAR   FOR THE PERIOD
                                                           ENDED           ENDED
                                                      JUNE 30, 1999  JUNE 30, 1998**
                                                      -------------  ---------------

Net asset value, beginning of period ..............   $      11.78  $      10.00

Income from investment operations
Net investment income (loss) ......................          (0.15)        (0.07)
Net realized and unrealized gain on investments ...           7.50          1.85
                                                      ------------  ------------
Total from investment operations ..................           7.35          1.78
                                                      ------------  ------------

Less distributions
Distribution from realized gains from security
        transactions ..............................          (2.72)         0.00
                                                      ------------  ------------

Net asset value, end of period ....................   $      16.41  $      11.78
                                                      ============  ============

Total return ......................................          65.99%        17.80%

Ratios/supplemental data
Net assets, end of period (in 000's) ..............     $   8,459     $   9,869
Ratio of expenses to average
        net assets ................................          1.45%         1.45% *
Ratio of expenses to average
        net assets before expense reimbursement ...          3.46%         2.48% *
Ratio of net investment income (loss) to
        average net assets ........................         (0.85%)       (0.87%)*
Portfolio turnover rate ...........................        984.07%       110.76%


*    Annualized
**   Commencement of operations was July 16, 1997.









The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                              GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                     FOR THE YEAR  FOR THE PERIOD
                                                        ENDED          ENDED
                                                    JUNE 30, 1999 JUNE 30, 1998**
                                                    -----------------------------

Net asset value, beginning of period ..............   $      10.00  $      10.00

Income from investment operations
Net investment income (loss) ......................          (0.06)         0.00
Net realized and unrealized gain on investments ...           4.12          0.00
                                                      ------------  ------------
Total from investment operations ..................           4.06          0.00
                                                      ------------  ------------

Less distributions
Distribution from realized gains from security
        transactions ..............................          (0.23)         0.00
                                                      ------------  ------------

Net asset value, end of period ....................   $      13.83  $      10.00
                                                      ============  ============

Total return ......................................          40.79%         0.00%

Ratios/supplemental data
Net assets, end of period (in 000's) ..............   $      8,781     $   1,172
Ratio of expenses to average
        net assets ................................           1.45%         1.45%*
Ratio of expenses to average
        net assets before expense reimbursement ...           2.24%         5.31%*
Ratio of net investment income (loss) to
        average net assets ........................          (0.47%)       (1.45%)*
Portfolio turnover rate ...........................         578.98%         0.00%



*   Annualized
**  Commencement of operations was June 26, 1998.




The accompanying notes are an integral part of these financial statements.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999

1.   ORGANIZATION:
The Millennium RHIM Growth Fund (the "Growth Fund") and the Millennium RHIM Growth & Income Fund (the "Growth & Income Fund') are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

B. SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - No provision for federal income taxes is required since the funds intend to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The funds record dividends and distributions to shareholders on the ex-dividend date.

E. DEFERRED ORGANIZATION COSTS - The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth and Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

F. ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999

3.   INVESTMENT TRANSACTIONS:
Investment transactions, excluding short-term investments, for the year ended June 30, 1999 were as follows:

     Growth Fund:
                Purchases .................    $56,921,668
                Sales .....................    $61,050,867

     Growth & Income Fund:
                Purchases .................    $38,828,142
                Sales .....................    $34,300,966

4.   INVESTMENT MANAGEMENT AGREEMENT:
The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the Funds with investment advisory and management services for which the Funds pay a fee at an annual rate of .95% of the average daily net assets of the funds.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Funds, if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect at that time. For the year ended June 30, 1999 the Advisor has reimbursed the Growth Fund in the amount of $129,715, and the Growth and Income Fund $60,726. Cumulative reimbursed expenses subject to recapture by the Advisor for the Growth Fund and the Growth & Income Fund amounted to $200,224 and $60,857, respectively, at June 30, 1999.

Ridgeway Helms Securities Corp. (the "Distributor") acts as the principal underwriter in a continuous public offering of both funds shares. The Distributor is an affiliate of the Advisor.

                          MILLENNIUM RHIM FUNDS, INC.
                          ---------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999

5.   FUND SHARE TRANSACTIONS:
At June 30, 1999, there were an unlimited number of shares authorized with no par value.

GROWTH FUND:
                                   FOR THE                    FOR THE PERIOD
                                 YEAR ENDED                  JULY 16, 1997* TO
                               JUNE 30, 1999                   JUNE 30, 1998

                            SHARES         VALUE          SHARES        VALUE
                            ------         -----          ------        -----

Shares sold .........       305,890    $ 4,051,925       928,042    $ 9,530,260
Dividend reinvestment        82,778      1,175,453             0              0
Shares repurchased ..      (710,693)    (9,178,750)      (90,417)    (1,014,133)
                           --------    -----------       -------    -----------
                           (322,025)   ($3,951,372)      837,625    $ 8,516,127
                           ========    ===========       =======    ===========

GROWTH & INCOME FUND:

                                  FOR THE                      FOR THE PERIOD
                                 YEAR ENDED                  JULY 16, 1997* TO
                               JUNE 30, 1999                   JUNE 30, 1998

                            SHARES         VALUE          SHARES        VALUE
                            ------         -----          ------        -----

Shares sold ..........       613,143    $ 6,279,910       117,167   $ 1,171,668
Dividend reinvestment         12,098        154,495             0             0
Shares repurchased ...      (107,512)    (1,340,530)            0             0
                            --------    -----------       -------    -----------
                             517,729    $ 5,093,875       117,167   $ 1,171,668
                            ========    ===========       =======    ===========

* Commencement of operations.

INDEPENDENT AUDITORS REPORT

To the Board of Trustees
The Millennium RHIM Funds, Inc.
San Francisco, CA


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Millennium Growth Fund and the Millennium Growth and Income Fund, series of The Millennium RHIM Funds, Inc. as of June 30, 1999 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Millennium Growth Fund and the Millennium Growth and Income Fund as of June 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




/S/ MCGLADRY & PULLEN LLP
-------------------------
New York, New York
July 30, 1999

                                    ADVISOR
                       Millennium Capital Advisors, Inc.
                        400 Montgomery Street, Suite 800
                            San Francisco, CA 94104


                                  DISTRIBUTOR
                     Ridgeway Helms Securities Corporation
                        400 Montgomery Street, Suite 800
                            San Francisco, CA 94104


                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                              Hauppauge, NY 11788
                                 (800) 535-9169

                                 LEGAL COUNSEL
                            Spitzer & Feldman P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022






This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.